Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Provisions [Line Items]
Property, plants and equipment pledged as security for liabilities	$ 104,577	$ 114,699
Energy Purchase Commitments [Member]
Disclosure Of Other Provisions [Line Items]
Future energy purchase commitments	$ 71,322,737	$ 96,201,541